Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1		$ 285,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3		0.49
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4		20,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6		1.00
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7		90,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9		1.04
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10		15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12		1.48
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13		250,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14		0.75
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15		1.67
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16		15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18		1.88
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19		150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20		0.35
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21		1.93
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22		150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23		0.55
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24		1.93
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25		200,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26		0.75
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27		1.93
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28		30,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30		2.17
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31		600,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33		3.69
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34		50,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36		4.01
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37		150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39		4.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40		1,000,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41		0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42		8.50
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43		3,005,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	20,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	20,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	90,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	90,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	250,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	0.75
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	250,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	15,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	0.35
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	0.55
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	200,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	0.75
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	200,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	55,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	55,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	600,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	600,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31	50,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33	50,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34	150,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36	75,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37	80,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39	80,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40	1,000,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41	0.25
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42	1,000,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43	2,825,000
Stockholders Equity Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44	$ 2,750,000